Income tax expense - Relationship between net income before income tax expense and Income tax expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax		₩ 3,517,453	$ 2,724,595	₩ 4,547,570	₩ 3,687,045
Tax calculated at statutory tax rate	[1],[2]	859,608		1,171,389	942,991
Adjustments to net income
Effect of income that is exempt from taxation		(37,500)		(73,488)	(41,335)
Effect of expenses that are not deductible in determining taxable income		12,163		26,793	18,933
Adjustments recognized in the current period in relation to the current tax of prior periods		(22,456)		(14,088)	3,078
Others		78,744		67,890	1,099
Sub-total		30,951		7,107	(18,225)
Income tax expense		₩ 890,559	$ 689,821	₩ 1,178,496	₩ 924,766
Effective tax rate		25.32%	25.32%	25.90%	25.10%
Description of applicable tax rate by taxable income		The applicable income tax rate of prior fiscal years: 11% up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won. The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.	The applicable income tax rate of prior fiscal years: 11% up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won. The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.	The applicable income tax rate of prior fiscal years: 11% up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won. The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.

[1]	The applicable income tax rate of prior fiscal year: 11% up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won.
[2]	The applicable income tax rate: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.